Risk Management - Summary of Criteria used for Chile (Parenthetical) (Detail) - Group [member]	12 Months Ended
Dec. 31, 2018
Stage1 [member]
Disclosure of Credit risk measurement [line items]
Probability of default	20.00%
Stage 2 [member]
Disclosure of Credit risk measurement [line items]
Probability of default	20.00%